Prepayment and Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2022
Prepayment and Other Current Assets [Abstract]
Schedule of prepayment and other current assets
	June 30,	December 31,
	2022	2021
Prepaid input VAT	$3,023,964	$2,848,547
Prepaid expenses	-	51,301
Deposits and others	93,716	26,577
Total prepayment and other current assets	$3,117,680	$2,926,425